Old Mutual Funds II
Supplement Dated July 29, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II dated July 29, 2009 (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

On July 28, 2009, the Trust’s Board of Trustees approved a plan to liquidate and terminate Class C shares of the following Funds, effective on or around the close of business October 23, 2009 (“Liquidation Date”): Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Focused Fund, Old Mutual Growth Fund, Old Mutual Heitman REIT Fund, Old Mutual Large Cap Growth Fund, Old Mutual Strategic Small Company Fund, Old Mutual TS&W Mid-Cap Value Fund, Old Mutual TS&W Small Cap Value Fund, and Old Mutual Cash Reserves Fund (each, a “Closing Fund” and together, the “Closing Funds”).  On or about the Liquidation Date, subject to shareholder approval, if required, each Closing Fund intends to make liquidating distributions to each remaining Class C shareholder equal to the shareholder’s proportionate interest in the net assets of Class C shares of the Closing Fund, in complete redemption and cancellation of the Closing Fund’s Class C shares held by the shareholder, and thereafter the Closing Funds’ Class C shares will be terminated.  Shareholder approval of the liquidation and termination is not required for Closing Funds with fewer than 100 Class C shareholders of record.

Effective following the close of business August 7, 2009, the Closing Funds will no longer accept new accounts in Class C shares or purchases of Class C shares from accounts of record with a $0 balance.

Effective following the close of business on August 7, 2009, applicable redemption/exchange fees and contingent deferred sales charges will be waived for (1) exchanges of the Closing Funds’ Class C shares for Class C shares of another Old Mutual Fund that will continue to offer Class C shares to new accounts after the Closing Date and (2) redemptions of the Closing Funds’ Class C shares.  The redemption or exchange of Class C shares will generally be considered a taxable event.  Shareholders should consult their tax adviser concerning the tax consequences of a redemption or exchange in their particular tax situation.

Effective following the close of business on August 7, 2009, Class C shareholders of record as of the close of business on July 28, 2009 may convert their Class C shares owned as of the close of business on July 28, 2009 into Class A shares of the same Fund until 4:00 p.m. Eastern time on October 23, 2009, without being subject to Class A sales charges, short-term redemption/exchange fees or contingent deferred sales charges.  Class A shares have different class-specific expenses and a lower expense ratio than Class C shares but otherwise the two share classes generally have the same or similar voting, dividend, liquidation and other rights.  It is anticipated that such a conversion should generally not result in a taxable gain or loss for federal income tax purposes.  Shareholders should consult their tax adviser concerning the tax consequences of a conversion in their particular tax situation.

Effective on or around the close of business October 9, 2009, the Closing Funds will no longer accept investments in Class C shares.

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Distributed by Old Mutual Investment Partners
R-09-541  07/2009

Old Mutual Funds II
Supplement Dated July 29, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II dated July 29, 2009 (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

On July 28, 2009, the Trust’s Board of Trustees approved a plan to liquidate and terminate Class C shares of the following Funds, effective on or around the close of business October 23, 2009 (“Liquidation Date”): Old Mutual Analytic U.S. Long/Short Fund, Old Mutual Barrow Hanley Value Fund, Old Mutual Columbus Circle Technology and Communications Fund, Old Mutual Focused Fund, Old Mutual Growth Fund, Old Mutual Heitman REIT Fund, Old Mutual Large Cap Growth Fund, Old Mutual Strategic Small Company Fund, Old Mutual TS&W Mid-Cap Value Fund, Old Mutual TS&W Small Cap Value Fund, and Old Mutual Cash Reserves Fund (each, a “Closing Fund” and together, the “Closing Funds”).  On or about the Liquidation Date, subject to shareholder approval, if required, each Closing Fund intends to make liquidating distributions to each remaining Class C shareholder equal to the shareholder’s proportionate interest in the net assets of Class C shares of the Closing Fund, in complete redemption and cancellation of the Closing Fund’s Class C shares held by the shareholder, and thereafter the Closing Funds’ Class C shares will be terminated.  Shareholder approval of the liquidation and termination is not required for Closing Funds with fewer than 100 Class C shareholders of record.

Effective following the close of business August 7, 2009, the Closing Funds will no longer accept new accounts in Class C shares or purchases of Class C shares from accounts of record with a $0 balance.

Effective following the close of business on August 7, 2009, applicable redemption/exchange fees and contingent deferred sales charges will be waived for (1) exchanges of the Closing Funds’ Class C shares for Class C shares of another Old Mutual Fund that will continue to offer Class C shares to new accounts after the Closing Date and (2) redemptions of the Closing Funds’ Class C shares.  The redemption or exchange of Class C shares will generally be considered a taxable event.  Shareholders should consult their tax adviser concerning the tax consequences of a redemption or exchange in their particular tax situation.

Effective following the close of business on August 7, 2009, Class C shareholders of record as of the close of business on July 28, 2009 may convert their Class C shares owned as of the close of business on July 28, 2009 into Class A shares of the same Fund until 4:00 p.m. Eastern time on October 23, 2009, without being subject to Class A sales charges, short-term redemption/exchange fees or contingent deferred sales charges.  Class A shares have different class-specific expenses and a lower expense ratio than Class C shares but otherwise the two share classes generally have the same or similar voting, dividend, liquidation and other rights.  It is anticipated that such a conversion should generally not result in a taxable gain or loss for federal income tax purposes.  Shareholders should consult their tax adviser concerning the tax consequences of a conversion in their particular tax situation.

Effective on or around the close of business October 9, 2009, the Closing Funds will no longer accept investments in Class C shares.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-542 07/2009